STRATIFIED LARGECAP HEDGED ETF
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

COMMON STOCKS — 98.6%	Shares	Fair Value
Communications — 7.4%
Airbnb, Inc., Class A(a)	307	$38,931
Alphabet, Inc., Class C	456	76,239
Alphabet, Inc., Class A	459	76,125
AT&T, Inc.	5,005	110,110
Booking Holdings, Inc.	10	42,121
Charter Communications, Inc., Class A(a)	478	154,910
Comcast Corporation, Class A	4,108	171,591
Electronic Arts, Inc.	1,114	159,792
Expedia Group, Inc. (a)	266	39,373
Fox Corporation, Class A	819	34,668
Fox Corporation - Class B	883	34,260
GoDaddy, Inc., Class A(a)	569	89,208
Interpublic Group of Companies, Inc. (The)	3,511	111,053
Match Group, Inc. (a)	4,123	156,014
Meta Platforms, Inc., Class A	275	157,421
Netflix, Inc. (a)	104	73,764
News Corporation, Class A	1,243	33,101
News Corporation, Class B	1,187	33,177
Omnicom Group, Inc.	1,083	111,971
Paramount Global, Class B	6,148	65,292
Take-Two Interactive Software, Inc. (a)	1,068	164,163
T-Mobile US, Inc.	534	110,196
Uber Technologies, Inc. (a)	498	37,430
VeriSign, Inc. (a)	474	90,041
Verizon Communications, Inc.	2,438	109,491
Walt Disney Company (The)	718	69,064
Warner Bros Discovery, Inc.(a)	7,654	63,146
		2,412,652
Consumer Discretionary — 13.2%
Amazon.com, Inc. (a)	387	72,110
Aptiv PLC(a)	1,767	127,242
AutoZone, Inc. (a)	16	50,401
Axon Enterprise, Inc. (a)	71	28,372
Best Buy Company, Inc.	550	56,815
BorgWarner, Inc.	3,783	137,285
Builders FirstSource, Inc. (a)	332	64,362
Caesars Entertainment, Inc. (a)	557	23,249
CarMax, Inc. (a)	619	47,898
Carnival Corporation(a)	1,569	28,995
Chipotle Mexican Grill, Inc.	2,895	166,810
Copart, Inc. (a)	1,437	75,299
Darden Restaurants, Inc.	1,014	166,428
Deckers Outdoor Corporation(a)	625	99,656
Domino’s Pizza, Inc.	404	173,776
DR Horton, Inc.	417	79,551
eBay, Inc.	1,138	74,095
Ford Motor Company	7,598	80,235
General Motors Company	1,754	78,649
Genuine Parts Company	355	49,586
Hasbro, Inc.	1,182	85,482
Hilton Worldwide Holdings, Inc.	167	38,494
Home Depot, Inc. (The)	214	86,713
Las Vegas Sands Corporation	541	27,234
Lennar Corporation, Class A	437	81,929
STRATIFIED LARGECAP HEDGED ETF
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

COMMON STOCKS — 98.6% - (continued)	Shares	Fair Value
Consumer Discretionary — 13.2% - (continued)
Live Nation Entertainment, Inc. (a)	274	$30,000
LKQ Corporation	1,188	47,425
Lowe’s Companies, Inc.	318	86,130
Lululemon Athletica, Inc. (a)	365	99,043
Marriott International, Inc., Class A	156	38,782
Masco Corporation	760	63,794
McDonald’s Corporation	548	166,871
MGM Resorts International(a)	593	23,180
Mohawk Industries, Inc. (a)	389	62,505
NIKE, Inc., Class B	1,234	109,086
Norwegian Cruise Line Holdings Ltd. (a)	1,401	28,735
NVR, Inc. (a)	10	98,118
O’Reilly Automotive, Inc. (a)	43	49,519
Pool Corporation	114	42,955
PulteGroup, Inc.	582	83,534
Ralph Lauren Corporation	546	105,853
Ross Stores, Inc.	1,570	236,301
Royal Caribbean Cruises Ltd.	161	28,555
Starbucks Corporation	1,648	160,664
Tapestry, Inc.	2,280	107,114
Tesla, Inc. (a)	353	92,355
TJX Companies, Inc. (The)	2,034	239,076
Tractor Supply Company	144	41,894
Ulta Beauty, Inc. (a)	143	55,644
Wynn Resorts Ltd.	276	26,463
Yum! Brands, Inc.	1,216	169,887
		4,294,149
Consumer Staples — 13.2%
Altria Group, Inc.	2,301	117,443
Archer-Daniels-Midland Company	2,018	120,555
Brown-Forman Corporation, Class B	1,748	86,001
Bunge Global S.A.	1,251	120,897
Campbell Soup Company	1,363	66,678
Church & Dwight Company, Inc.	1,338	140,115
Clorox Company (The)	837	136,356
Coca-Cola Company (The)	1,137	81,705
Colgate-Palmolive Company	1,317	136,718
Conagra Brands, Inc.	2,172	70,633
Constellation Brands, Inc., Class A	322	82,976
Costco Wholesale Corporation	266	235,814
Dollar General Corporation	639	54,040
Dollar Tree, Inc. (a)	777	54,639
Estee Lauder Companies, Inc. (The), Class A	1,647	164,189
General Mills, Inc.	945	69,788
Hershey Company (The)	303	58,109
Hormel Foods Corporation	3,798	120,398
J M Smucker Company (The)	577	69,875
Kellanova	755	60,936
Kenvue, Inc.	5,953	137,693
Keurig Dr Pepper, Inc.	2,160	80,957
Kimberly-Clark Corporation	970	138,012
Kraft Heinz Company (The)	1,956	68,675
Kroger Company (The)	4,358	249,713
Lamb Weston Holdings, Inc.	1,085	70,243
McCormick & Company, Inc.	831	68,391

STRATIFIED LARGECAP HEDGED ETF
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

COMMON STOCKS — 98.6% - (continued)	Shares	Fair Value
Consumer Staples — 13.2% - (continued)
Molson Coors Beverage Company, Class B	1,478	$85,015
Mondelez International, Inc., A	809	59,599
Monster Beverage Corporation(a)	1,598	83,368
PepsiCo, Inc.	343	58,327
Philip Morris International, Inc.	970	117,758
Procter & Gamble Company (The)	800	138,560
Sysco Corporation	3,185	248,621
Target Corporation	358	55,798
Tyson Foods, Inc., Class A	1,984	118,167
Walgreens Boots Alliance, Inc.	23,518	210,721
Walmart, Inc.	3,023	244,107
		4,281,590
Energy — 6.7%
APA Corporation	969	23,702
Baker Hughes Company	3,243	117,234
Chevron Corporation	1,733	255,219
ConocoPhillips	224	23,583
Coterra Energy, Inc.	2,377	56,929
Devon Energy Corporation	1,373	53,712
Diamondback Energy, Inc.	135	23,274
Enphase Energy, Inc. (a)	739	83,522
EOG Resources, Inc.	194	23,848
EQT Corporation	1,632	59,796
Exxon Mobil Corporation	2,192	256,946
First Solar, Inc. (a)	266	66,351
Halliburton Company	3,886	112,888
Hess Corporation	181	24,580
Kinder Morgan, Inc.	3,842	84,870
Marathon Oil Corporation	888	23,647
Marathon Petroleum Corporation	993	161,770
Occidental Petroleum Corporation	455	23,451
ONEOK, Inc.	889	81,015
Phillips 66	1,282	168,519
Schlumberger N.V.	2,710	113,685
Targa Resources Corporation	548	81,109
Valero Energy Corporation	1,210	163,386
Williams Companies, Inc. (The)	1,804	82,353
		2,165,389
Financials — 9.7%
Aflac, Inc.	598	66,856
Allstate Corporation (The)	345	65,429
American Express Company	56	15,187
American International Group, Inc.	889	65,101
Ameriprise Financial, Inc.	61	28,658
Aon PLC, Class A	35	12,110
Arch Capital Group Ltd. (a)	414	46,318
Arthur J Gallagher & Company	40	11,255
Assurant, Inc.	338	67,215
Bank of America Corporation	1,051	41,704
Bank of New York Mellon Corporation (The)	525	37,727
Berkshire Hathaway, Inc., Class B(a)	363	167,075
BlackRock, Inc.	31	29,435
Blackstone, Inc.	179	27,410
Brown & Brown, Inc.	117	12,121
Capital One Financial Corporation	1,559	233,430
STRATIFIED LARGECAP HEDGED ETF
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

COMMON STOCKS — 98.6% - (continued)	Shares	Fair Value
Financials — 9.7% - (continued)
Cboe Global Markets, Inc.	69	$14,136
Charles Schwab Corporation (The)	1,308	84,771
Chubb Ltd.	161	46,431
Cincinnati Financial Corporation	342	46,553
Citigroup, Inc.	704	44,069
Citizens Financial Group, Inc.	450	18,482
CME Group, Inc.	67	14,784
Discover Financial Services	1,649	231,338
Erie Indemnity Company, Class A	125	67,478
Everest Re Group Ltd.	121	47,411
Fifth Third Bancorp	429	18,378
Franklin Resources, Inc.	1,361	27,424
Globe Life, Inc.	626	66,300
Goldman Sachs Group, Inc. (The)	170	84,169
Hartford Financial Services Group, Inc. (The)	402	47,279
Huntington Bancshares, Inc.	1,255	18,449
Intercontinental Exchange, Inc.	89	14,297
Invesco Ltd.	1,691	29,694
JPMorgan Chase & Company	199	41,961
KeyCorporation	1,122	18,794
KKR & Company, Inc.	220	28,728
Loews Corporation	2,074	163,950
M&T Bank Corporation	107	19,059
Marsh & McLennan Companies, Inc.	52	11,601
MetLife, Inc.	853	70,355
Morgan Stanley	827	86,205
Nasdaq, Inc.	198	14,456
Northern Trust Corporation	307	27,639
PNC Financial Services Group, Inc. (The)	102	18,855
Principal Financial Group, Inc.	799	68,634
Progressive Corporation (The)	254	64,455
Prudential Financial, Inc.	559	67,695
Raymond James Financial, Inc.	689	84,375
Regions Financial Corporation	822	19,177
State Street Corporation	433	38,308
Synchrony Financial	4,596	229,248
T Rowe Price Group, Inc.	259	28,213
Travelers Companies, Inc. (The)	195	45,653
Truist Financial Corporation	431	18,434
US Bancorp	405	18,521
W R Berkley Corporation	796	45,157
Wells Fargo & Company	769	43,440
Willis Towers Watson PLC	41	12,076
		3,133,463
Health Care — 11.1%
Abbott Laboratories	174	19,838
AbbVie, Inc.	418	82,547
Agilent Technologies, Inc.	338	50,186
Align Technology, Inc. (a)	133	33,825
Amgen, Inc.	244	78,619
Baxter International, Inc.	409	15,530
Becton Dickinson and Company	69	16,636
Biogen, Inc. (a)	415	80,444
Bio-Techne Corporation	622	49,716
Boston Scientific Corporation(a)	244	20,447

STRATIFIED LARGECAP HEDGED ETF
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

COMMON STOCKS — 98.6% - (continued)	Shares	Fair Value
Health Care — 11.1% - (continued)
Bristol-Myers Squibb Company	1,653	$85,525
Cardinal Health, Inc.	574	63,438
Catalent, Inc. (a)	1,362	82,496
Cencora, Inc.	271	60,997
Centene Corporation(a)	1,150	86,572
Charles River Laboratories International, Inc. (a)	234	46,091
Cigna Group (The)	178	61,666
Cooper Companies, Inc. (The) (a)	294	32,440
CVS Health Corporation	3,736	234,919
Danaher Corporation	118	32,806
DaVita, Inc. (a)	221	36,229
DexCom, Inc. (a)	467	31,308
Edwards Lifesciences Corporation(a)	296	19,533
Elevance Health, Inc.	157	81,640
Eli Lilly & Company	88	77,963
GE HealthCare Technologies, Inc.	374	35,100
Gilead Sciences, Inc.	981	82,247
HCA Healthcare, Inc.	274	111,362
Henry Schein, Inc. (a)	923	67,287
Hologic, Inc. (a)	400	32,584
Humana, Inc.	269	85,203
IDEXX Laboratories, Inc. (a)	65	32,839
Incyte Corporation(a)	1,278	84,475
Insulet Corporation(a)	139	32,352
Intuitive Surgical, Inc. (a)	83	40,775
IQVIA Holdings, Inc. (a)	194	45,972
Johnson & Johnson	491	79,571
Labcorp Holdings, Inc.	245	54,753
McKesson Corporation	125	61,803
Medtronic PLC	226	20,347
Merck & Company, Inc.	701	79,606
Mettler-Toledo International, Inc. (a)	34	50,990
Moderna, Inc. (a)	1,190	79,528
Molina Healthcare, Inc. (a)	242	83,384
Pfizer, Inc.	2,775	80,309
Quest Diagnostics, Inc.	351	54,493
Regeneron Pharmaceuticals, Inc. (a)	70	73,587
ResMed, Inc.	131	31,980
Revvity, Inc.	266	33,982
Solventum Corporation(a)	232	16,175
STERIS PLC	166	40,262
Stryker Corporation	110	39,739
Teleflex, Inc.	66	16,323
Thermo Fisher Scientific, Inc.	76	47,011
UnitedHealth Group, Inc.	146	85,363
Universal Health Services, Inc., Class B	466	106,719
Vertex Pharmaceuticals, Inc. (a)	167	77,668
Viatris, Inc.	6,966	80,875
Waters Corporation(a)	142	51,103
West Pharmaceutical Services, Inc.	54	16,209
Zimmer Biomet Holdings, Inc.	382	41,237
Zoetis, Inc.	425	83,037
		3,617,661
Industrials — 9.8%
3M Company	407	55,637
STRATIFIED LARGECAP HEDGED ETF
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

COMMON STOCKS — 98.6% - (continued)	Shares	Fair Value
Industrials — 9.8% - (continued)
A O Smith Corporation	762	$68,450
Allegion PLC	173	25,213
AMETEK, Inc.	242	41,554
Amphenol Corporation, Class A	958	62,423
Boeing Company (The) (a)	345	52,454
Carrier Global Corporation	318	25,596
Caterpillar, Inc.	118	46,152
CH Robinson Worldwide, Inc.	271	29,910
Cintas Corporation	293	60,323
CSX Corporation	808	27,900
Cummins, Inc.	81	26,227
Deere & Company	103	42,985
Delta Air Lines, Inc.	1,798	91,320
Dover Corporation	293	56,180
Eaton Corporation PLC	266	88,163
Emerson Electric Company	100	10,937
Expeditors International of Washington, Inc.	224	29,434
Fastenal Company	582	41,566
FedEx Corporation	95	26,000
Fortive Corporation	138	10,892
GE Vernova, LLC(a)	240	61,195
Generac Holdings, Inc. (a)	173	27,486
General Dynamics Corporation	178	53,791
General Electric Company	304	57,328
Honeywell International, Inc.	265	54,778
Howmet Aerospace, Inc.	256	25,664
Hubbell, Inc.	201	86,099
Huntington Ingalls Industries, Inc.	104	27,496
IDEX Corporation	305	65,423
Illinois Tool Works, Inc.	215	56,345
Ingersoll Rand, Inc.	669	65,669
Jacobs Solutions, Inc.	846	110,741
JB Hunt Transport Services, Inc.	161	27,745
Johnson Controls International PLC	336	26,077
Keysight Technologies, Inc. (a)	433	68,818
L3Harris Technologies, Inc.	118	28,069
Lockheed Martin Corporation	48	28,059
Nordson Corporation	40	10,505
Norfolk Southern Corporation	110	27,335
Northrop Grumman Corporation	52	27,460
Old Dominion Freight Line, Inc.	141	28,008
Otis Worldwide Corporation	259	26,920
PACCAR, Inc.	427	42,136
Parker-Hannifin Corporation	41	25,905
Pentair PLC	666	65,128
Quanta Services, Inc.	452	134,764
Republic Services, Inc.	296	59,449
Rockwell Automation, Inc.	39	10,470
Rollins, Inc.	1,207	61,049
RTX Corporation	227	27,503
Snap-on, Inc.	290	84,016
Southwest Airlines Company	2,832	83,912
Stanley Black & Decker, Inc.	801	88,214
TE Connectivity PLC	418	63,114
Teledyne Technologies, Inc. (a)	25	10,942

STRATIFIED LARGECAP HEDGED ETF
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

COMMON STOCKS — 98.6% - (continued)	Shares	Fair Value
Industrials — 9.8% - (continued)
Textron, Inc.	617	$54,653
Trane Technologies PLC	67	26,045
TransDigm Group, Inc.	18	25,688
Trimble, Inc. (a)	180	11,176
Union Pacific Corporation	109	26,866
United Airlines Holdings, Inc. (a)	1,617	92,267
United Parcel Service, Inc., B	213	29,040
United Rentals, Inc.	56	45,346
Veralto Corporation	92	10,291
Waste Management, Inc.	293	60,827
Westinghouse Air Brake Technologies Corporation	240	43,625
WW Grainger, Inc.	41	42,591
Xylem, Inc.	466	62,924
		3,198,268
Materials — 3.0%
Air Products and Chemicals, Inc.	54	16,078
Albemarle Corporation	177	16,764
Amcor PLC	3,695	41,864
Avery Dennison Corporation	93	20,531
Ball Corporation	615	41,765
Celanese Corporation	176	23,929
CF Industries Holdings, Inc.	342	29,343
Corteva, Inc.	478	28,102
Dow, Inc.	432	23,600
DuPont de Nemours, Inc.	190	16,931
Eastman Chemical Company	150	16,793
Ecolab, Inc.	62	15,830
FMC Corporation	426	28,090
Freeport-McMoRan, Inc.	1,904	95,048
International Flavors & Fragrances, Inc.	149	15,635
International Paper Company	417	20,370
Linde PLC	33	15,736
LyondellBasell Industries N.V., Class A	232	22,249
Martin Marietta Materials, Inc.	104	55,978
Mosaic Company (The)	1,026	27,476
Newmont Corporation	1,512	80,816
Nucor Corporation	566	85,092
Packaging Corporation of America	97	20,894
PPG Industries, Inc.	171	22,651
Sherwin-Williams Company (The)	58	22,137
Smurfit WestRock PLC	452	22,338
Steel Dynamics, Inc.	720	90,778
Vulcan Materials Company	228	57,098
		973,916
Real Estate — 3.1%
Alexandria Real Estate Equities, Inc.	290	34,438
American Tower Corporation, A	91	21,163
AvalonBay Communities, Inc.	154	34,689
BXP, Inc.	451	36,287
Camden Property Trust	287	35,453
CBRE Group, Inc., Class A(a)	101	12,572
Crown Castle, Inc.	182	21,591
Digital Realty Trust, Inc.	545	88,197
Equinix, Inc.	99	87,875
STRATIFIED LARGECAP HEDGED ETF
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

COMMON STOCKS — 98.6% - (continued)	Shares	Fair Value
Real Estate — 3.1% - (continued)
Equity Residential	462	$34,401
Essex Property Trust, Inc.	115	33,973
Extra Space Storage, Inc.	203	36,579
Federal Realty Investment Trust	185	21,269
Healthpeak Properties, Inc.	1,599	36,569
Host Hotels & Resorts, Inc.	2,072	36,467
Invitation Homes, Inc.	975	34,379
Iron Mountain, Inc.	185	21,984
Kimco Realty Corporation	902	20,944
Mid-America Apartment Communities, Inc.	217	34,481
Prologis, Inc.	167	21,089
Public Storage	101	36,751
Realty Income Corporation	345	21,880
Regency Centers Corporation	290	20,947
SBA Communications Corporation, A	89	21,422
Simon Property Group, Inc.	132	22,311
UDR, Inc.	766	34,730
Ventas, Inc.	555	35,592
VICI Properties, Inc.	638	21,252
Welltower, Inc.	278	35,592
Weyerhaeuser Company	1,669	56,512
		1,011,389
Technology — 15.1%
Accenture PLC, Class A	124	43,832
Adobe, Inc. (a)	101	52,296
Advanced Micro Devices, Inc. (a)	284	46,599
Akamai Technologies, Inc. (a)	879	88,735
Amentum Holdings, Inc. (a)	846	27,284
Analog Devices, Inc.	320	73,654
ANSYS, Inc. (a)	170	54,167
Apple, Inc.	730	170,089
Applied Materials, Inc.	287	57,988
Arista Networks, Inc. (a)	181	69,471
Autodesk, Inc. (a)	205	56,473
Automatic Data Processing, Inc.	260	71,949
Broadcom, Inc.	431	74,348
Broadridge Financial Solutions, Inc.	170	36,555
Cadence Design Systems, Inc. (a)	403	109,225
CDW Corporation	184	41,639
Cisco Systems, Inc.	1,305	69,452
Cognizant Technology Solutions Corporation, Class A	561	43,298
Corning, Inc.	1,433	64,700
Corpay, Inc. (a)	47	14,700
CoStar Group, Inc. (a)	172	12,976
Crowdstrike Holdings, Inc., Class A(a)	209	58,618
Dayforce, Inc. (a)	1,215	74,419
Dell Technologies, Inc., Class C	474	56,188
EPAM Systems, Inc. (a)	215	42,791
Equifax, Inc.	44	12,930
F5, Inc. (a)	309	68,042
FactSet Research Systems, Inc.	30	13,796
Fair Isaac Corporation(a)	7	13,605
Fidelity National Information Services, Inc.	215	18,006
Fiserv, Inc. (a)	103	18,504

STRATIFIED LARGECAP HEDGED ETF
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

COMMON STOCKS — 98.6% - (continued)	Shares	Fair Value
Technology — 15.1% - (continued)
Fortinet, Inc. (a)	722	$55,991
Garmin Ltd.	627	110,371
Gartner, Inc. (a)	85	43,075
Gen Digital, Inc.	2,044	56,067
Global Payments, Inc.	131	13,417
Hewlett Packard Enterprise Company	3,158	64,613
HP, Inc.	3,250	116,578
Intel Corporation	2,204	51,706
International Business Machines Corporation	504	111,423
Intuit, Inc.	110	68,310
Jabil, Inc.	1,023	122,586
Jack Henry & Associates, Inc.	103	18,184
Juniper Networks, Inc.	1,683	65,603
KLA Corporation	72	55,758
Lam Research Corporation	70	57,126
Leidos Holdings, Inc.	279	45,477
MarketAxess Holdings, Inc.	56	14,347
Mastercard, Inc., Class A	30	14,814
Microchip Technology, Inc.	558	44,802
Micron Technology, Inc.	475	49,262
Microsoft Corporation	252	108,436
Monolithic Power Systems, Inc.	79	73,036
Moody’s Corporation	28	13,289
Motorola Solutions, Inc.	368	165,464
MSCI, Inc.	25	14,573
NetApp, Inc.	462	57,062
NVIDIA Corporation	364	44,204
NXP Semiconductors N.V.	314	75,362
ON Semiconductor Corporation(a)	1,007	73,118
Oracle Corporation	668	113,827
Palantir Technologies, Inc., Class A(a)	2,029	75,479
Palo Alto Networks, Inc. (a)	156	53,321
Paychex, Inc.	534	71,656
Paycom Software, Inc.	426	70,959
PayPal Holdings, Inc. (a)	257	20,054
PTC, Inc. (a)	314	56,727
Qorvo, Inc. (a)	671	69,314
QUALCOMM, Inc.	430	73,122
Roper Technologies, Inc.	20	11,129
S&P Global, Inc.	26	13,432
Salesforce, Inc.	425	116,328
Seagate Technology Holdings PLC	530	58,051
ServiceNow, Inc. (a)	82	73,340
Skyworks Solutions, Inc.	705	69,633
Super Micro Computer, Inc. (a)	118	49,135
Synopsys, Inc. (a)	221	111,912
Teradyne, Inc.	413	55,313
Texas Instruments, Inc.	361	74,572
Tyler Technologies, Inc. (a)	124	72,381
Verisk Analytics, Inc.	50	13,398
Visa, Inc., Class A	50	13,748
Western Digital Corporation(a)	833	56,886
Zebra Technologies Corporation, Class A(a)	120	44,438
		4,898,538
STRATIFIED LARGECAP HEDGED ETF
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024

COMMON STOCKS — 98.6% - (continued)		Shares	Fair Value
Utilities — 6.3%
AES Corporation (The)		5,257	$105,455
Alliant Energy Corporation		419	25,429
Ameren Corporation		298	26,063
American Electric Power Company, Inc.		780	80,028
American Water Works Company, Inc.		731	106,901
Atmos Energy Corporation		791	109,720
CenterPoint Energy, Inc.		2,908	85,553
CMS Energy Corporation		357	25,215
Consolidated Edison, Inc.		777	80,909
Constellation Energy Corporation		497	129,230
Dominion Energy, Inc.		1,397	80,733
DTE Energy Company		645	82,824
Duke Energy Corporation		213	24,559
Edison International		951	82,823
Entergy Corporation		639	84,099
Evergy, Inc.		409	25,362
Eversource Energy		368	25,042
Exelon Corporation		2,423	98,253
FirstEnergy Corporation		1,827	81,027
NextEra Energy, Inc.		960	81,149
NiSource, Inc.		3,180	110,187
NRG Energy, Inc.		1,203	109,593
PG&E Corporation		1,264	24,989
Pinnacle West Capital Corporation		276	24,451
PPL Corporation		770	25,472
Public Service Enterprise Group, Inc.		965	86,088
SEMPRA		301	25,173
Southern Company (The)		279	25,160
Vistra Corporation		1,139	135,017
WEC Energy Group, Inc.		261	25,103
Xcel Energy, Inc.		391	25,532
			2,057,139

Total Common Stocks (Cost $31,698,707)			32,044,154

PURCHASED OPTIONS(a)(b) - 0.7%	Notional	Contracts
Put Options – 0.7%
S&P 500 Index, Expiration:
December 2024, Price: $5,160	$28,896,000	56	215,320
Total Purchased Options (Cost $208,741)			215,320

Total Investments — 99.3% (Cost $31,907,448)			32,259,474

STRATIFIED LARGECAP HEDGED ETF
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
	Notional	Contracts	Fair Value
WRITTEN OPTIONS – (0.2)%(a)(b)
Put Options – (0.2)%
S&P 500 Index, Expiration:
December 2024, Price: $4,590	$(25,704,000)	(56)	$(82,880)
Total Written Options (Premiums received $80,414)			(82,880)

Other Assets in Excess of Liabilities — 0.9%			303,050

NET ASSETS — 100.0%			$32,479,644

LLC	Limited Liability Company

Ltd.	Limited Company

N.V.	Naamioze Vennootschap

PLC	Public Limited Company

(a)	Non-income producing security.

(b)	100 shares per contract.